Quarterly Holdings Report
for
Fidelity® Short-Term Treasury Bond Index Fund
May 31, 2026
STD-NPRT1-0726
1.832122.120
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	4.81	6,419,600	6,619,711
US Treasury Bonds 6.375% 8/15/2027	4.07	12,888,100	13,257,626
US Treasury Notes 0.375% 7/31/2027	2.72 to 4.24	66,256,400	63,590,615
US Treasury Notes 0.375% 9/30/2027	4.02 to 4.25	35,693,800	34,055,510
US Treasury Notes 0.5% 10/31/2027	3.82 to 4.27	29,608,300	28,208,845
US Treasury Notes 0.5% 4/30/2027	4.67	15,906,500	15,430,237
US Treasury Notes 0.5% 6/30/2027	2.74 to 4.11	40,772,400	39,311,920
US Treasury Notes 0.5% 8/31/2027	4.09	4,444,200	4,259,314
US Treasury Notes 0.625% 11/30/2027	3.82	16,385,600	15,591,923
US Treasury Notes 0.625% 12/31/2027	4.03	60,272,300	57,190,408
US Treasury Notes 0.625% 8/15/2030	3.55 to 3.77	7,800,000	6,756,750
US Treasury Notes 0.75% 1/31/2028	3.62 to 4.19	67,075,700	63,596,148
US Treasury Notes 0.875% 11/15/2030	3.72 to 3.82	17,700,000	15,378,258
US Treasury Notes 1% 7/31/2028	4.19	50,833,800	47,680,516
US Treasury Notes 1.125% 2/29/2028	3.58 to 4.19	31,961,700	30,423,543
US Treasury Notes 1.125% 8/31/2028	3.49 to 3.59	28,600,000	26,832,609
US Treasury Notes 1.25% 3/31/2028	3.83	2,347,600	2,234,438
US Treasury Notes 1.25% 4/30/2028	3.55	37,754,000	35,850,077
US Treasury Notes 1.25% 5/31/2028	3.94 to 4.15	72,441,700	68,635,681
US Treasury Notes 1.25% 6/30/2028	4.17	1,197,800	1,132,295
US Treasury Notes 1.25% 9/30/2028	4.66	66,740,300	62,642,028
US Treasury Notes 1.375% 10/31/2028	3.63 to 3.66	33,300,000	31,275,984
US Treasury Notes 1.5% 11/30/2028	3.58 to 3.66	17,550,000	16,499,742
US Treasury Notes 1.75% 1/31/2029	3.67	500,000	471,172
US Treasury Notes 1.875% 2/28/2029	4.28	85,809,000	81,002,356
US Treasury Notes 2.25% 11/15/2027	4.12	23,284,800	22,720,871
US Treasury Notes 2.25% 8/15/2027	3.69 to 3.83	14,277,500	13,996,412
US Treasury Notes 2.375% 3/31/2029	4.23	39,814,200	38,042,779
US Treasury Notes 2.375% 5/15/2027	4.56	16,912,700	16,671,033
US Treasury Notes 2.375% 5/15/2029	4.52	11,834,100	11,286,773
US Treasury Notes 2.5% 3/31/2027	2.43 to 2.86	2,662,300	2,633,597
US Treasury Notes 2.625% 5/31/2027	2.82	12,076,100	11,925,337
US Treasury Notes 2.75% 2/15/2028	4.21	11,211,200	10,981,283
US Treasury Notes 2.75% 5/31/2029	4.52	37,658,200	36,282,793
US Treasury Notes 2.75% 7/31/2027	2.71	13,415,100	13,235,359
US Treasury Notes 2.875% 4/30/2029	4.75	31,332,100	30,323,598
US Treasury Notes 3.125% 8/31/2027	4.07	6,174,800	6,113,776
US Treasury Notes 3.25% 6/30/2027	3.04	8,671,900	8,611,603
US Treasury Notes 3.375% 11/30/2027	3.48	20,200,000	20,025,617
US Treasury Notes 3.375% 12/31/2027	3.47	15,850,000	15,701,406
US Treasury Notes 3.375% 2/29/2028	3.39	22,600,000	22,366,938
US Treasury Notes 3.375% 9/15/2027	3.56	12,500,000	12,411,621
US Treasury Notes 3.375% 9/15/2028	3.62	24,500,000	24,151,641
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.19	56,870,600	56,417,412
US Treasury Notes 3.5% 1/31/2030	3.90	7,450,000	7,299,254
US Treasury Notes 3.5% 10/15/2028	3.60 to 3.66	35,500,000	35,075,665
US Treasury Notes 3.5% 10/31/2027	3.51 to 3.60	33,350,000	33,135,049
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.87	42,000,000	41,471,719
US Treasury Notes 3.5% 11/30/2030	3.59	11,100,000	10,815,996
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.91	28,800,000	28,427,625
US Treasury Notes 3.5% 2/15/2029	3.39	18,150,000	17,896,184
US Treasury Notes 3.5% 3/15/2029	3.81	22,100,000	21,784,039
US Treasury Notes 3.5% 4/30/2028	4.47	1,533,200	1,519,126
US Treasury Notes 3.5% 4/30/2030	3.73	30,400,000	29,735,000
US Treasury Notes 3.5% 9/30/2027	3.52 to 4.00	51,550,000	51,251,977
US Treasury Notes 3.5% 9/30/2029	3.56	39,300,000	38,595,363
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	96,550,000	94,611,459
US Treasury Notes 3.625% 12/31/2030	3.71 to 4.01	19,800,000	19,383,891
US Treasury Notes 3.625% 8/15/2028	3.58	17,000,000	16,858,555
US Treasury Notes 3.625% 8/31/2027	3.61 to 3.71	25,650,000	25,549,805
US Treasury Notes 3.625% 8/31/2029	3.71	45,400,700	44,779,987
US Treasury Notes 3.625% 8/31/2030	3.69	87,300,000	85,622,203
US Treasury Notes 3.625% 9/30/2030	3.60 to 3.74	109,400,000	107,263,282
US Treasury Notes 3.75% 1/31/2031	3.52 to 3.80	164,850,000	162,184,067
US Treasury Notes 3.75% 12/31/2028	3.85 to 3.91	11,538,500	11,455,567
US Treasury Notes 3.75% 12/31/2030	3.77	1,350,000	1,328,379
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.87	40,050,000	39,866,959
US Treasury Notes 3.75% 4/30/2028	3.88	27,850,000	27,719,453
US Treasury Notes 3.75% 5/15/2028	3.70 to 3.85	26,750,000	26,624,609
US Treasury Notes 3.75% 5/31/2030	3.98	29,150,000	28,768,545
US Treasury Notes 3.75% 6/30/2027	3.72	24,300,000	24,258,234
US Treasury Notes 3.75% 8/15/2027	3.76 to 4.12	22,257,500	22,207,073
US Treasury Notes 3.875% 10/15/2027	3.62 to 3.81	24,600,000	24,572,133
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.03	24,166,800	24,128,095
US Treasury Notes 3.875% 11/30/2029	4.10	9,850,000	9,782,281
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	26,900,000	26,843,258
US Treasury Notes 3.875% 3/31/2028	3.79	23,550,000	23,496,645
US Treasury Notes 3.875% 3/31/2031	3.94 to 4.13	164,050,000	162,165,988
US Treasury Notes 3.875% 4/15/2029	3.91	28,800,000	28,662,750
US Treasury Notes 3.875% 4/30/2030	3.72 to 3.92	21,450,000	21,274,043
US Treasury Notes 3.875% 4/30/2031	4.02	47,300,000	46,749,399
US Treasury Notes 3.875% 5/15/2029	4.05	22,750,000	22,641,582
US Treasury Notes 3.875% 6/15/2028	3.42 to 3.55	16,700,000	16,654,988
US Treasury Notes 3.875% 6/30/2030	3.69 to 3.79	67,100,000	66,505,012
US Treasury Notes 3.875% 7/15/2028	3.56 to 3.89	50,500,000	50,348,106
US Treasury Notes 3.875% 7/31/2027	3.94	22,550,000	22,533,264
US Treasury Notes 3.875% 7/31/2030	3.95	15,800,000	15,656,195
US Treasury Notes 4% 12/15/2027	4.05	15,000,000	15,006,446
US Treasury Notes 4% 2/28/2030	4.00	65,300,000	65,080,632
US Treasury Notes 4% 2/29/2028	4.04	3,401,700	3,401,966
US Treasury Notes 4% 3/31/2030	3.95	37,350,000	37,220,150
US Treasury Notes 4% 5/31/2028	3.99	7,200,000	7,200,281
US Treasury Notes 4% 5/31/2030	3.95	22,500,000	22,412,109
US Treasury Notes 4% 7/31/2029	3.64 to 4.10	63,137,200	63,014,133
US Treasury Notes 4.125% 10/31/2027	4.24	6,947,100	6,961,754
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	45,350,000	45,404,916
US Treasury Notes 4.125% 11/15/2027	4.02	17,050,000	17,084,633
US Treasury Notes 4.125% 11/30/2029	3.53 to 4.08	28,800,000	28,836,000
US Treasury Notes 4.125% 3/31/2029	3.45 to 4.21	10,776,900	10,796,686
US Treasury Notes 4.125% 7/31/2028	3.94	12,350,000	12,376,533
US Treasury Notes 4.125% 8/31/2030	3.69	3,700,000	3,699,566
US Treasury Notes 4.125% 9/30/2027	3.44	1,629,000	1,632,627
US Treasury Notes 4.25% 1/15/2028	4.24	12,500,000	12,548,828
US Treasury Notes 4.25% 1/31/2030	4.33	39,300,000	39,502,641
US Treasury Notes 4.25% 2/15/2028	3.96	21,150,000	21,240,052
US Treasury Notes 4.25% 2/28/2029	4.12	9,100,000	9,146,566
US Treasury Notes 4.25% 6/30/2029	4.35	48,588,000	48,851,624
US Treasury Notes 4.375% 11/30/2028	4.29	91,606,200	92,332,609
US Treasury Notes 4.375% 12/31/2029	4.39	36,350,000	36,692,201
US Treasury Notes 4.375% 7/15/2027	4.07	7,857,400	7,895,766
US Treasury Notes 4.375% 8/31/2028	4.25	90,073,100	90,731,056
US Treasury Notes 4.5% 4/15/2027	3.57	3,150,000	3,166,980
US Treasury Notes 4.5% 5/31/2029	3.68 to 4.50	40,296,900	40,789,592
US Treasury Notes 4.625% 4/30/2029	3.68 to 4.09	17,250,000	17,515,488
US Treasury Notes 4.625% 6/15/2027	3.80	2,299,700	2,316,424
US Treasury Notes 4.625% 9/30/2028	3.82 to 4.04	39,000,000	39,513,398
US Treasury Notes 4.875% 10/31/2028	4.83	38,559,600	39,293,136
US Treasury Notes 4.875% 10/31/2030	3.64	3,000,000	3,089,297
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,618,528,971)			3,604,084,449

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $34,446,979)	3.67	34,440,091	34,446,979

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,652,975,950)	3,638,531,428
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,328,825)
NET ASSETS - 100.0%	3,633,202,603

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,404,813	189,663,772	172,621,606	150,788	-	-	34,446,979	34,440,091	0.1%
Fidelity Securities Lending Cash Central Fund	-	135,132,351	135,132,351	2,642	-	-	-	-	0.0%
Total	17,404,813	324,796,123	307,753,957	153,430	-	-	34,446,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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